UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street Albany, NY (Address of principal executive offices)	12207-1002 (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedules of Investments.

Paradigm Value Fund
		Schedule of Investments
	September 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Air Courier Services
72,000	Air Transport Services Group, Inc. *	$ 1,752,480	2.89%

Cable & Other Pay Television Services
33,700	TiVo Solutions Inc.	668,945	1.10%

Computer Communications Equipment
110,300	A10 Networks, Inc. *	833,868
40,000	Black Box Corporation	130,000
60,000	Extreme Networks, Inc. *	713,400
		1,677,268	2.76%

Computer Peripheral Equipment, NEC
37,500	RadiSys Corporation *	51,375	0.08%

Construction - Special Trade Contractors
76,800	Matrix Service Co. *	1,167,360	1.92%

Deep Sea Foreign Transportation of Freight
127,100	Ardmore Shipping Corporation * (Ireland)	1,048,575	1.73%

Electrical Work
23,500	EMCOR Group Inc.	1,630,430	2.69%

Electronic Computers
10,000	Omnicell, Inc. *	510,500	0.84%

Heavy Construction Other Than Building Construction - Contractors
25,000	Granite Construction Incorporated	1,448,750	2.39%

Industrial Organic Chemicals
19,500	Sensient Technologies Corp.	1,499,940	2.47%

Laboratory Analytical Instruments
23,000	PerkinElmer Inc.	1,586,310	2.61%

Motor Vehicle Parts & Accessories
10,000	Meritor, Inc. *	260,100
61,100	Tower International, Inc.	1,661,920
		1,922,020	3.17%

National Commercial Banks
38,700	First Merchants Corporation	1,661,391
21,436	National Bank Holdings Corporation - Class A	765,051
		2,426,442	4.00%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
140,000	RTI Surgical, Inc. *	637,000	1.05%

Paper Mills
20,000	KapStone Paper and Packaging Corporation	429,800	0.71%

Printed Circuit Boards
15,000	Jabil Circuit, Inc.	428,250	0.71%

Radio & TV Broadcasting & Communications Equipment
20,000	ARRIS International plc *	569,800
120,000	Mitel Networks Corporation * (Canada)	1,006,800
		1,576,600	2.60%

Retail - Apparel & Accessory Stores
25,000	Citi Trends, Inc.	496,750
85,400	Express Inc. *	577,304
33,400	Tailored Brands, Inc.	482,296
30,000	Zumiez Inc *	543,000
		2,099,350	3.46%

Retail - Catalog & Mail-Order Houses
13,682	Insight Enterprises, Inc. *	628,277
30,000	PCM, Inc. *	420,000
		1,048,277	1.73%

Retail - Family Clothing Stores
80,400	American Eagle Outfitters, Inc.	1,149,720	1.89%

Retail - Miscellaneous Shopping Goods Stores
50,000	Barnes & Noble, Inc.	380,000	0.63%

Retail - Retail Stores, NEC
13,800	IAC/InterActiveCorp. *	1,622,604	2.67%

Retail - Shoe Stores
23,600	Foot Locker, Inc.	831,192	1.37%

Savings Institution, Federally Chartered
40,300	LegacyTexas Financial Group, Inc.	1,608,776	2.65%

Semiconductors & Related Devices
3,488	Cavium, Inc. *	229,999
50,000	EMCORE Corporation *	410,000
22,000	Finisar Corporation *	487,740
20,000	FormFactor, Inc. *	337,000
20,000	Ichor Holdings, Ltd. *	536,000
54,600	Kulicke & Soffa Industries Inc. * (Singapore)	1,177,722
33,500	Lattice Semiconductor Corporation *	174,535
15,000	MaxLinear, Inc. - Class A *	356,250
30,600	Microsemi Corporation *	1,575,288
60,000	Oclaro, Inc. *	517,800
21,200	Qorvo, Inc. *	1,498,416
		7,300,750	12.01%

Services - Business Services, NEC
35,100	Tabula Rasa HealthCare, Inc. *	938,574	1.55%

Services - Computer Integrated Systems Design
54,100	Convergys Corp.	1,400,649
30,000	Quality Systems, Inc. *	471,900
		1,872,549	3.08%

Services - Help Supply Services
66,100	Kforce Inc.	1,335,220	2.20%

Services - Home Health Care Services
19,900	Addus Homecare Corporation *	702,470	1.16%

Services - Hospitals
19,100	Magellan Health Services Inc. *	1,648,330
16,450	MEDNAX, Inc. *	709,324
		2,357,654	3.88%

Services - Management Services
160,700	R1 RCM Inc. *	596,197	0.98%

Services - Motion Picture Theaters
66,900	Regal Entertainment Group Class A	1,070,400	1.76%

Services - Skilled Nursing Care Facilities
10,000	The Ensign Group, Inc.	225,900	0.37%

Special Industry Machinery, NEC
56,100	Brooks Automation, Inc.	1,703,196	2.81%

State Commercial Banks
30,000	Banner Corporation	1,838,400
31,000	Renasant Corporation	1,329,900
		3,168,300	5.22%

Telegraph & Other Message Communications
18,100	j2 Global, Inc.	1,337,228	2.20%

Transportation Services
19,500	GATX Corp.	1,200,420	1.98%

Wholesale - Lumber & Other Construction Materials
20,000	Foundation Building Materials, Inc. *	282,800
60,000	Huttig Building Products, Inc. *	423,600
		706,400	1.16%

Total for Common Stocks (Cost $31,900,709)		$ 53,717,222	88.48%

REAL ESTATE INVESTMENT TRUSTS
58,000	Blackstone Mortgage Trust, Inc. - Class A	1,799,160
37,309	Gramercy Property Trust Inc.	1,128,597
13,950	Mid-America Apartment Communities Inc.	1,490,976
Total for Real Estate Investment Trusts (Cost $2,712,257)		4,418,733	7.28%

MONEY MARKET FUNDS
2,588,369	SEI Daily Income Trust Government Fund CL F 0.86% **	2,588,369	4.26%
(Cost $2,588,369)

Total Investment Securities		60,724,324	100.02%
	(Cost $37,201,335)

Liabilities in Excess of Other Assets		(10,012)	-0.02%

Net Assets		$ 60,714,312	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at September 30, 2017.

See accompanying notes to Schedules of Investments

Paradigm Opportunity Fund
		Schedule of Investments
	September 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Cable & Other Pay Television Services
14,600	TiVo Solutions Inc.	$ 289,810	3.67%

Computer Communications Equipment
26,200	A10 Networks, Inc. *	198,072	2.51%

Construction - Special Trade Contractors
11,300	Matrix Service Co. *	171,760	2.17%

Crude Petroleum & Natural Gas
44,900	PetroQuest Energy, Inc. *	102,821	1.30%

Electrical Work
3,025	EMCOR Group Inc.	209,875	2.66%

Industrial Organic Chemicals
2,550	Sensient Technologies Corporation	196,146	2.48%

Instruments for Measurement & Testing of Electricity & Electric Signals
7,075	Teradyne, Inc.	263,827	3.34%

Laboratory Analytical Instruments
2,850	PerkinElmer Inc.	196,565	2.49%

Miscellaneous Manufacturing Industries
5,500	Hillenbrand, Inc.	213,675	2.70%

Retail - Apparel & Accessory Stores
11,875	Express Inc. *	80,275
4,900	Tailored Brands, Inc.	70,756
		151,031	1.91%

Retail - Department Stores
2,500	Dillard's, Inc. - Class A	140,175	1.77%

Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.	190,190	2.41%

Retail - Lumber & Other Building Materials Dealers
14,500	BMC Stock Holdings, Inc. *	309,575	3.92%

Retail - Miscellaneous Shopping Goods Stores
8,200	Barnes & Noble, Inc.	62,320	0.79%

Retail - Retail Stores, NEC
3,100	IAC/InterActiveCorp. *	364,498	4.61%

Retail - Shoe Stores
2,200	DSW Inc. - Class A	47,256
4,600	Foot Locker, Inc.	162,012
		209,268	2.65%

Semiconductors & Related Devices
9,000	Kulicke & Soffa Industries Inc. * (Singapore)	194,130
6,300	Microsemi Corporation *	324,324
4,700	Qorvo, Inc. *	332,196
3,300	Skyworks Solutions, Inc.	336,270
		1,186,920	15.02%

Services - Business Services, NEC
13,900	Tabula Rasa HealthCare, Inc. *	371,686	4.70%

Services - Computer Integrated Systems Design
9,800	Convergys Corp.	253,722	3.21%

Services - Help Supply Services
7,600	Kelly Services, Inc. - Class A	190,684	2.41%

Services - Home Health Care Services
4,700	Addus Homecare Corporation *	165,910	2.10%

Services - Hospitals
3,650	Magellan Health Services Inc. *	314,995
1,300	MEDNAX, Inc. *	56,056
		371,051	4.70%

Services - Motion Picture Theaters
11,825	Regal Entertainment Group Class A	189,200	2.39%

Services - Prepackaged Software
6,700	Progress Software Corporation	255,739	3.24%

Special Industry Machinery (No Metalworking Machinery)
2,500	Kadant Inc.	246,375	3.12%

Special Industry Machinery, NEC
12,700	Brooks Automation, Inc.	385,572	4.88%

Surgical & Medical Instruments & Apparatus
10,000	AtriCure, Inc. *	223,700	2.83%

Telegraph & Other Message Communications
3,775	j2 Global, Inc.	278,897	3.53%

Total for Common Stocks (Cost $4,282,593)		$ 7,389,063	93.51%

REAL ESTATE INVESTMENT TRUSTS
2,825	Mid-America Apartment Communities Inc.	301,936	3.82%
Total for Real Estate Investment Trusts (Cost $121,247)

MONEY MARKET FUNDS
217,612	SEI Daily Income Trust Government Fund CL F 0.86% **	217,612	2.75%
(Cost $217,612)

Total Investment Securities		7,908,611	100.08%
	(Cost $4,621,452)

Liabilities in Excess of Other Assets		(6,369)	-0.08%

Net Assets		$ 7,902,242	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at September 30, 2017.

See accompanying notes to Schedules of Investments

Paradigm Select Fund
		Schedule of Investments
	September 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft & Parts
7,800	Triumph Group, Inc.	$ 232,050	0.97%

Cable & Other Pay Television Services
33,600	TiVo Solutions Inc.	666,960	2.79%

Chemical & Allied Products
1,775	Innospec Inc.	109,429
4,725	Olin Corp.	161,831
		271,260	1.14%

Construction - Special Trade Contractors
26,100	Matrix Service Co. *	396,720	1.66%

Electrical Work
5,700	EMCOR Group Inc.	395,466	1.65%

Electromedical & Electrotherapeutic Apparatus
11,000	Masimo Corporation *	952,160	3.98%

Fire, Marine & Casualty Insurance
300	Alleghany Corporation *	166,203
2,850	American Financial Group Inc.	294,833
4,350	Aspen Insurance Holdings Limited (Bermuda)	175,740
		636,776	2.66%

Footwear (No Rubber)
12,000	Caleres, Inc.	366,240	1.53%

Industrial Instruments for Measurement, Display, and Control
2,500	MKS Instruments, Inc.	236,125	0.99%

Industrial Organic Chemicals
4,100	Sensient Technologies Corporation	315,372
3,850	Westlake Chemical Corp.	319,897
		635,269	2.66%

Instruments For Measurement & Testing of Electricity & Electric Signals
18,675	Teradyne, Inc.	696,391	2.91%

Laboratory Analytical Instruments
9,600	PerkinElmer Inc.	662,112	2.77%

Miscellaneous Manufacturing Industries
6,200	Hillenbrand, Inc.	240,870	1.01%

Motor Vehicle Parts & Accessories
1,500	Visteon Corporation	185,655	0.78%

Paper Mills
11,500	KapStone Paper and Packaging Corporation	247,135	1.03%

Pharmaceutical Preperations
2,000	Mallinckrodt public limited company * (United Kingdom)	74,740	0.31%

Plastics Products
12,000	Entegris, Inc. *	346,200	1.45%

Printed Circuit Boards
17,900	Jabil Circuit, Inc.	511,045
16,000	TTM Technologies, Inc. *	245,920
		756,965	3.17%

Radio & TV Broadcasting & Communications Equipment
8,900	ARRIS International plc *	253,561
48,000	Mitel Networks Corporation * (Canada)	402,720
		656,281	2.75%

Retail - Apparel & Accessory Stores
17,300	Express Inc. *	116,948
8,950	Tailored Brands, Inc.	129,238
		246,186	1.03%

Retail - Catalog & Mail-Order Houses
9,000	Insight Enterprises, Inc. *	413,280	1.73%

Retail - Family Clothing Stores
22,900	American Eagle Outfitters, Inc.	327,470	1.37%

Retail - Lumber & Other Building Materials Dealers
33,600	BMC Stock Holdings, Inc. *	717,360	3.00%

Retail - Radio, TV & Consumer Electronics Stores
12,400	Best Buy Co., Inc.	706,304	2.96%

Retail - Retail Stores, NEC
6,700	IAC/InterActiveCorp. *	787,786	3.30%

Retail - Shoe Stores
9,100	Foot Locker, Inc.	320,502	1.34%

Savings Institution, Federally Chartered
7,800	Capitol Federal Financial, Inc.	114,660	0.48%

Search, Detection, Navigation, Guidance, Aeronautical Systems
6,400	Garmin Ltd. (Switzerland)	345,408	1.45%

Semiconductors & Related Devices
14,200	Finisar Corporation *	314,814
12,000	Ichor Holdings, Ltd. *	321,600
15,300	Kulicke & Soffa Industries Inc. * (Singapore)	330,021
18,825	Marvell Technology Group Ltd. (Bermuda)	336,967
8,500	MaxLinear, Inc. - Class A *	201,875
14,600	Microsemi Corporation *	751,608
28,400	Oclaro, Inc. *	245,092
10,500	Qorvo, Inc. *	742,140
5,500	Skyworks Solutions, Inc.	560,450
		3,804,567	15.92%

Services - Computer Integrated Systems Design
19,500	Allscripts Healthcare Solutions, Inc. *	277,485
19,800	Convergys Corp.	512,622
		790,107	3.31%

Services - Help Supply Services
12,525	Kelly Services, Inc. - Class A	314,252
9,750	Kforce Inc.	196,950
		511,202	2.14%

Services - Hospitals
8,800	Magellan Health Services Inc. *	759,440
6,500	MEDNAX, Inc. *	280,280
		1,039,720	4.35%

Services - Motion Picture Theaters
20,600	Regal Entertainment Group Class A	329,600	1.38%

Steel Pipe & Tubes
10,550	Allegheny Technologies Incorporated *	252,145	1.06%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
3,400	Carpenter Technology Corporation	163,302	0.68%

Surgical & Medical Instruments & Apparatus
17,700	Globus Medical, Inc. - Class A *	526,044
3,500	NuVasive, Inc. *	194,110
		720,154	3.01%

Telegraph & Other Message Communications
7,000	j2 Global, Inc.	517,160	2.16%

Telephone & Telegraph Apparatus
8,900	Fabrinet * (Thailand)	329,834	1.38%

Title Insurance
5,900	Fidelity National Financial, Inc.	280,014
6,700	Fidelity National Financial Ventures *	114,905
		394,919	1.65%

Wholesale - Computers & Peripheral Equipment & Software
1,900	SYNNEX Corporation	240,369	1.01%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
4,300	EnerSys	297,431	1.24%

Wholesale - Lumber & Other Construction Materials
8,400	Boise Cascade Company *	293,160	1.23%

Total for Common Stocks (Cost $18,134,404)		$ 22,318,001	93.39%

REAL ESTATE INVESTMENT TRUSTS
5,200	Mid-America Apartment Communities Inc.	555,776	2.33%
Total for Real Estate Investment Trusts (Cost $433,746)

MONEY MARKET FUNDS
1,032,120	SEI Daily Income Trust Government Fund CL F 0.86% **	1,032,120	4.32%
(Cost $1,032,120)

Total Investment Securities		23,905,897	100.04%
	(Cost $19,600,270)

Liabilities in Excess of Other Assets		(9,733)	-0.04%

Net Assets		$ 23,896,164	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at September 30, 2017.

See accompanying notes to Schedules of Investments

Paradigm Micro-Cap Fund
		Schedule of Investments
	September 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
20,000	Ducommun Incorporated *	$ 641,000	1.30%

Communications Equipment, NEC
40,000	Vocera Communications, Inc. *	1,254,800	2.54%

Computer Communications Equipment
20,000	A10 Networks, Inc. *	151,200
140,000	Black Box Corporation	455,000
220,000	Extreme Networks, Inc. *	2,615,800
		3,222,000	6.53%

Computer Peripheral Equipment, NEC
113,806	RadiSys Corporation *	155,914	0.32%

Concrete Products, Except Block & Brick
2,300	Forterra, Inc. *	10,350	0.02%

Electronic Computers
22,000	Omnicell, Inc. *	1,123,100	2.28%

Footwear (No Rubber)
60,000	Caleres, Inc.	1,831,200	3.71%

Instruments For Measurement & Testing of Electricity & Electric Signals
150,000	Xcerra Corporation *	1,477,500	3.00%

Motor Vehicle Parts & Accessories
26,100	Modine Manufacturing Company *	502,425	1.02%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
20,000	ConforMIS, Inc. *	70,400
397,547	RTI Surgical, Inc. *	1,808,839
		1,879,239	3.81%

Printed Circuit Boards
120,000	TTM Technologies, Inc. *	1,844,400	3.74%

Radio & TV Broadcasting & Communications Equipment
200,000	Mitel Networks Corporation * (Canada)	1,678,000	3.40%

Retail - Apparel & Accessory Stores
280,000	Francesca’s Holdings Corporation *	2,060,800
270,000	Tilly's, Inc. *	3,237,300
40,000	Zumiez Inc *	724,000
		6,022,100	12.20%

Retail - Catalog & Mail-Order Houses
120,000	PCM, Inc. *	1,680,000	3.41%

Retail - Family Clothing Stores
300,000	Stage Stores, Inc.	552,000	1.12%

Retail - Home Furniture, Furnishings & Equipment Stores
40,000	Pier 1 Imports, Inc. *	167,600	0.34%

Retail - Women's Clothing Stores
500,000	New York & Company, Inc. *	1,040,000	2.11%

Semiconductors & Related Devices
180,000	EMCORE Corporation *	1,476,000
80,000	Finisar Corporation *	1,773,600
134,000	FormFactor, Inc. *	2,257,900
100,000	Ichor Holdings, Ltd. *	2,680,000
50,000	MaxLinear, Inc. - Class A *	1,187,500
200,000	Oclaro, Inc. *	1,726,000
		11,101,000	22.50%

Services - Computer Integrated Systems Design
20,000	Aerohive Networks, Inc. *	81,800
120,000	Allscripts Healthcare Solutions, Inc. *	1,707,600
80,000	Quality Systems, Inc. *	1,258,400
		3,047,800	6.18%

Services - Management Services
700,000	R1 RCM Inc. *	2,597,000	5.27%

Services - Skilled Nursing Care Facilities
41,000	The Ensign Group, Inc.	926,190	1.88%

Special Industry Machinery (No Metalworking Machinery)
10,800	Kadant Inc.	1,064,340	2.16%

Surgical & Medical Instruments & Apparatus
50,000	MiMedx Group, Inc. *	594,000	1.20%

Telephone Communications (No Radio Telephone)
20,000	8X8, Inc. *	270,000	0.55%

Wholesale - Lumber & Other Construction Materials
60,000	Foundation Building Materials, Inc. *	848,400
200,000	Huttig Building Products, Inc. *	1,412,000
		2,260,400	4.58%

Total for Common Stocks (Cost $38,048,547)		$ 46,942,358	95.17%

CONTINGENT VALUE RIGHTS
50,000	Synergetics USA, Inc. * +	-	0.00%
(Cost $0)

MONEY MARKET FUNDS
2,055,935	SEI Daily Income Trust Government Fund CL F 0.86% **	2,055,935	4.17%
(Cost $2,055,935)

Total Investment Securities		48,998,293	99.34%
	(Cost $40,104,482)

Other Assets in Excess of Liabilities		324,300	0.66%

Net Assets		$ 49,322,593	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at September 30, 2017.

See accompanying notes to Schedules of Investments

PARADIGM FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2017

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at September 30, 2017 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value Fund	Opportunity Fund	Select Fund
Cost of Investments	$37,201,335	$4,621,452	$19,600,270
Gross Unrealized Appreciation	$25,450,158	$3,531,706	$5,332,512
Gross Unrealized Depreciation	($1,927,169)	($244,547)	($1,026,885)
Net Unrealized Appreciation
(Depreciation) on Investments	$23,522,989	$3,287,159	$4,305,627

Micro-Cap Fund
Cost of Investments	$40,104,482
Gross Unrealized Appreciation	$11,838,677
Gross Unrealized Depreciation	($2,944,866)
Net Unrealized Appreciation
(Depreciation) on Investments	$8,893,811

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”). The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the highest cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

The Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividend to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purpose management does not estimate the tax character of MLP distributions for which actual information has not been reported.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, real estate investment trusts and contingent value rights). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of September 30, 2017:

Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$53,717,222	$-	$-	$53,717,222
Real Estate Investment Trusts	4,418,733	-	-	4,418,733
Money Market Funds	2,588,369	-	-	2,588,369
Total	$60,724,324	$-	$-	$60,724,324

Opportunity:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,389,063	$-	$-	$7,389,063
Real Estate Investment Trusts	301,936	-	-	301,936
Money Market Funds	217,612	-	-	217,612
Total	$7,908,611	$-	$-	$7,908,611

Select:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$22,318,001	$-	$-	$22,318,001
Real Estate Investment Trusts	555,776	-	-	555,776
Money Market Funds	1,032,120	-	-	1,032,120
Total	$23,905,897	$-	$-	$23,905,897

Micro-Cap:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$46,942,358	$-	$-	$46,942,358
Contingent Value Rights	-	-	-	-
Money Market Funds	2,055,935	-	-	2,055,935
Total	$48,998,293	$-	$-	$48,998,293

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any level 3 assets during the three month period ended September 30, 2017.  There were no transfers into or out of the levels during the period ended September 30, 2017.  It is the Funds’ policy to consider transfers into or out the levels as of the end of the reporting period.

The Funds did not invest in any derivative instruments during the three month period ended September 30, 2017.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/Candace King Weir

      Candace King Weir

      President

Date:             11/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir

      Candace King Weir

      President

Date:             11/22/2017

By: /s/Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:             11/22/2017